UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Blue Ridge Capital Holdings LLC
           Blue Ridge Capital Offshore Holdings LLC
           --------------------------------------------------
Address:   660 Madison Avenue
           --------------------------------------------------
           New York, NY 10021
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-6968

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Griffin
           --------------------------------------------------
           Managing Member
           --------------------------------------------------
Phone:     212 446 6200
           --------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ John Griffin         New York, NY                    02/13/2007
     -------------------   ------------------------------  -------------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        49
                                               -------------

Form 13F Information Table Value Total:        $2,575,767
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.           Form 13F File Number        Name


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                                                      Form 13F INFORMATION TABLE


              COLUMN 1            COLUMN 2  COLUMN 3 COLUMN 4      COLUMN 5         COLUMN 6      COLUMN 7           COLUMN 8
--------------------------------- -------- --------- -------- ----------------- ----------------  -------- ----------------------
                                  TITLE OF           VALUE    SHRS OR    SH/    PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
    NAME OF ISSUER                 CLASS   CUSIP    (x$1000)  PRN AMT    PRN    CALL  DISCRETION  MANAGERS   SOLE    SHARED  NONE
--------------------------------------------------------------------------------------------------------------------------------
ABITIBI-CONSOLIDATED INC         COM      003924107    8,158   3,175,000 SH               SOLE              3,175,000  0       0
--------------------------------------------------------------------------------------------------------------------------------
AMERICAN EXPRESS CO              COM      025816109  158,227   2,608,000 SH               SOLE              2,608,000  0       0
--------------------------------------------------------------------------------------------------------------------------------
AMERICAN EXPRESS CO              COM      025816109   47,529     783,400 SH     CALL      SOLE                783,400  0       0
--------------------------------------------------------------------------------------------------------------------------------
AMERICA MOVIL S A DE C V      SPON ADR
                                L SHS     02364W105  115,311   2,550,000 SH               SOLE              2,550,000  0       0
--------------------------------------------------------------------------------------------------------------------------------
AVENTINE RENEWABLE ENERGY        COM      05356X403   10,225     434,000 SH               SOLE                434,000  0       0
--------------------------------------------------------------------------------------------------------------------------------
BAIDU COM INC                 SPON ADR
                                REP A     056752108   39,971     354,700 SH               SOLE                354,700  0       0
--------------------------------------------------------------------------------------------------------------------------------
BERKSHIRE HATHAWAY INC DEL       CL A     084670108   78,093         710 SH               SOLE                    710  0       0
--------------------------------------------------------------------------------------------------------------------------------
CHICOS FAS INC                   COM      168615102   34,656   1,675,000 SH               SOLE              1,675,000  0       0
--------------------------------------------------------------------------------------------------------------------------------
CNET NETWORKS INC                COM      12613R104   29,946   3,294,422 SH               SOLE              3,294,422  0       0
--------------------------------------------------------------------------------------------------------------------------------
COACH INC                        COM      189754104   56,489   1,314,921 SH               SOLE              1,314,921  0       0
--------------------------------------------------------------------------------------------------------------------------------
COMPTON PETE CO                  COM      204940100   27,017   2,952,100 SH               SOLE              2,952,100  0       0
--------------------------------------------------------------------------------------------------------------------------------
COVANTA HLDG CORP                COM      2228E102   162,331   7,365,300 SH               SOLE              7,365,300  0       0
--------------------------------------------------------------------------------------------------------------------------------
CROCS INC                        COM      227046109   46,336   1,072,600 SH               SOLE              1,072,600  0       0
--------------------------------------------------------------------------------------------------------------------------------
DADE BEHRING HLDG INC            COM      23342J206  119,430   3,000,000 SH               SOLE              3,000,000  0       0
--------------------------------------------------------------------------------------------------------------------------------
DAVITA INC                       COM      23918K108   56,111     986,478 SH               SOLE                986,478  0       0
--------------------------------------------------------------------------------------------------------------------------------
DELL INC                         COM      24702R101   31,363   1,250,000 SH               SOLE              1,250,000  0       0
--------------------------------------------------------------------------------------------------------------------------------
DISCOVERY HOLDING CO             COM      25468Y107  140,046   8,703,900 SH               SOLE              8,703,900  0       0
--------------------------------------------------------------------------------------------------------------------------------
ELONG INC                     SPONSORED
                                 ADR      290138205    7,124     547,554 SH               SOLE                547,554  0       0
--------------------------------------------------------------------------------------------------------------------------------
EVERGREEN ENERGY INC             COM      30024B104    4,975     500,000 SH               SOLE                500,000  0       0
--------------------------------------------------------------------------------------------------------------------------------
FIRST MARBLEHEAD CORP            COM      320771108   11,477     210,000 SH               SOLE                210,000  0       0
--------------------------------------------------------------------------------------------------------------------------------
GLOBAL CROSSING LTD            SHS NEW    G3921A175   14,116     575,000 SH               SOLE                575,000  0       0
--------------------------------------------------------------------------------------------------------------------------------
GRACE W R & CO DEL NEW           COM      38388F108    9,900     500,000 SH               SOLE                500,000  0       0
--------------------------------------------------------------------------------------------------------------------------------
GRUPO AEROPORTUARIO CTR NORT   SPON ADR   400501102    1,670      75,000 SH               SOLE                 75,000  0       0
--------------------------------------------------------------------------------------------------------------------------------
GRUPO AEROPORTUARIO DEL PAC   SPON ADR B  400506101  119,894   3,059,300 SH               SOLE              3,059,300  0       0
--------------------------------------------------------------------------------------------------------------------------------
GRUPO TELEVISA SA DE CV        SP ADR
                               REP ORD    40049J206   99,937   3,700,000 SH               SOLE              3,700,000  0       0
--------------------------------------------------------------------------------------------------------------------------------
ISHARES TR                     DJ US
                              REAL EST    464287739   25,005     300,000 SH      PUT      SOLE                300,000  0       0
--------------------------------------------------------------------------------------------------------------------------------
ISHARES TR                   RUSSELL 2000 464287655   14,045     180,000 SH      PUT      SOLE                180,000  0       0
--------------------------------------------------------------------------------------------------------------------------------
J CREW GROUP INC                 COM      46612H402    1,928      50,000 SH               SOLE                 50,000  0       0
--------------------------------------------------------------------------------------------------------------------------------
JAMBA INC                        COM      47023A101   48,571   4,823,333 SH               SOLE              4,823,333  0       0
--------------------------------------------------------------------------------------------------------------------------------
JAMBA INC              *W EXP 02/14/200   47023A119    6,243   1,490,000 SH               SOLE              1,490,000  0       0
--------------------------------------------------------------------------------------------------------------------------------
LEVEL 3 COMMUNICATIONS INC       COM      52729N100   92,512  16,520,000 SH               SOLE             16,520,000  0       0
--------------------------------------------------------------------------------------------------------------------------------
MASTERCARD INC                   CL A     57636Q104   74,852     760,000 SH               SOLE                760,000  0       0
--------------------------------------------------------------------------------------------------------------------------------
MBIA INC                         COM      55262C100   80,336   1,100,000 SH      PUT      SOLE              1,100,000  0       0
--------------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP                   COM      594918104   78,980   2,645,000 SH               SOLE              2,645,000  0       0
--------------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP                   COM      594918104  115,857   3,880,000 SH     CALL      SOLE              3,880,000  0       0
--------------------------------------------------------------------------------------------------------------------------------
PACIFIC ETHANOL INC              COM      69423U107    4,848     315,000 SH               SOLE                315,000  0       0
--------------------------------------------------------------------------------------------------------------------------------
PIER 1 IMPORTS INC               COM      720279108   11,900   2,000,000 SH               SOLE              2,000,000  0       0
--------------------------------------------------------------------------------------------------------------------------------
POLYMEDICA CORP                  COM      731738100   13,554     335,400 SH               SOLE                335,400  0       0
--------------------------------------------------------------------------------------------------------------------------------
REALOGY CORP                     COM      75605E100  151,600   5,000,000 SH               SOLE              5,000,000  0       0
--------------------------------------------------------------------------------------------------------------------------------
RED HAT INC                      COM      756577102   46,000   2,000,000 SH      PUT      SOLE              2,000,000  0       0
--------------------------------------------------------------------------------------------------------------------------------
RESEARCH IN MOTION LTD           COM      760975102   25,556     200,000 SH      PUT      SOLE                200,000  0       0
--------------------------------------------------------------------------------------------------------------------------------
SARA LEE CORP                    COM      803111103   61,053   3,585,000 SH               SOLE              3,585,000  0       0
--------------------------------------------------------------------------------------------------------------------------------
SMURFIT-STONE CONTAINER CORP     COM      832727101   58,943   5,581,700 SH               SOLE              5,581,700  0       0
--------------------------------------------------------------------------------------------------------------------------------
TAKE-TWO INTERACTIVE SOFTWAR     COM      874054109   15,811     890,250 SH               SOLE                890,250  0       0
--------------------------------------------------------------------------------------------------------------------------------
THERMO FISHER SCIENTIFIC INC     COM      883556102   96,015   2,120,000 SH               SOLE              2,120,000  0       0
--------------------------------------------------------------------------------------------------------------------------------
TRANSOCEAN INC                   ORD      G90078109   77,250     955,000 SH               SOLE                955,000  0       0
--------------------------------------------------------------------------------------------------------------------------------
TRAVELZOO INC                    COM      89421Q106    5,776     192,850 SH               SOLE                192,850  0       0
--------------------------------------------------------------------------------------------------------------------------------
UNDER ARMOUR INC                 COM      904311107    1,261      25,000 SH               SOLE                 25,000  0       0
--------------------------------------------------------------------------------------------------------------------------------
URBAN OUTFITTERS INC             COM      917047102   37,539   1,630,000 SH               SOLE              1,630,000  0       0
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